Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Loan Assignments(a) 5.5%
Building & Development 0.2%
$553,588	NCI Building Systems, Inc., Term Loan, (1M USD LIBOR + 3.75%), 3.93%, due 4/12/2025	$541,481
Chemicals & Plastics 0.4%
	Solenis Holdings LLC
505,699	First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.36%, due 6/26/2025	491,070
390,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 8.86%, due 6/26/2026	338,676
		829,746
Containers & Glass Products 0.2%
554,987	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 3.52%, due 4/3/2024	517,109
Electronics - Electrical 0.2%
465,000	Redstone Buyer LLC, Term Loan, (USD LIBOR + 5.00%), due 6/29/2027	460,350	(b)(c)(d)
Food Service 0.2%
600,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.66%, due 10/23/2025	525,000	(d)
Industrial Equipment 0.3%
689,788	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 6.32%, due 9/30/2026	605,288	(d)
Leisure Goods - Activities - Movies 0.2%
475,000	Carnival Corporation, Term Loan B, (1M USD LIBOR + 7.50%), 8.50%, due 6/30/2025	464,612
Oil & Gas 1.1%
1,219,315	BCP Raptor, LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.25%, due 6/24/2024	925,155
1,344,795	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.18%, due 5/21/2025	929,832
895,950	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.16%, due 5/22/2026	788,812
		2,643,799
Retailers (except food & drug) 1.4%
2,178,685	Bass Pro Group, LLC, Term Loan B, (3M USD LIBOR + 5.00%), 6.07%, due 9/25/2024	2,164,044
1,233,264	Staples, Inc., Term Loan, (3M USD LIBOR + 5.00%), 5.69%, due 4/16/2026	1,058,215
		3,222,259
Telecommunications 1.0%
1,830,880	Frontier Communications Corp., Term Loan B1, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 2.75%), 3.91% - 6.00%, due 6/15/2024	1,798,840	(e)
	Intelsat Jackson Holdings S.A.
157,500	Term Loan, (3M USD LIBOR + 5.50%), 6.50%, due 7/13/2022	160,125
454,669	Term Loan B3, (3M USD LIBOR + 4.75%), 8.00%, due 11/27/2023	457,297
		2,416,262
Utilities 0.3%
586,872	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	577,705	(e)
	Total Loan Assignments (Cost $13,810,259)	12,803,611

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Corporate Bonds 144.3%
Advertising 1.6%
$1,490,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	$1,529,142	(f)
1,585,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, due 4/15/2022	1,591,974	(f)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
145,000	5.00%, due 8/15/2027	141,973	(f)
545,000	4.63%, due 3/15/2030	509,575	(f)
		3,772,664
Aerospace & Defense 2.9%
645,000	Boeing Co., 5.15%, due 5/1/2030	706,384
	TransDigm, Inc.
985,000	6.38%, due 6/15/2026	965,655
2,990,000	7.50%, due 3/15/2027	3,049,800
2,030,000	5.50%, due 11/15/2027	1,925,861
		6,647,700
Air Transportation 1.2%
510,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	226,981	(f)
340,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	336,989
1,820,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 6/20/2027	1,883,700	(f)
400,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	357,096	(g)
		2,804,766
Auto Loans 1.8%
	Ford Motor Credit Co. LLC
430,000	5.88%, due 8/2/2021	441,287
540,000	3.81%, due 10/12/2021	545,530
1,540,000	5.13%, due 6/16/2025	1,641,748
650,000	4.39%, due 1/8/2026	667,667
845,000	5.11%, due 5/3/2029	900,981
		4,197,213
Auto Parts & Equipment 1.3%
655,000	American Axle & Manufacturing, Inc., 6.88%, due 7/1/2028	667,910
445,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	437,213	(f)
1,295,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	1,455,256
	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
185,000	6.25%, due 5/15/2026	197,972	(f)
320,000	8.50%, due 5/15/2027	336,320	(f)
		3,094,671
Automakers 3.6%
	Ford Motor Co.
330,000	9.00%, due 4/22/2025	388,781
1,090,000	9.63%, due 4/22/2030	1,446,201
200,000	7.45%, due 7/16/2031	237,060
1,005,000	4.75%, due 1/15/2043	919,575
4,600,000	7.40%, due 11/1/2046	4,835,750
525,000	5.29%, due 12/8/2046	498,908
		8,326,275
Banking 1.0%
415,000	CIT Group, Inc., 5.25%, due 3/7/2025	444,050
1,310,000	GMAC LLC, 8.00%, due 11/1/2031	1,811,522
		2,255,572
Brokerage 0.7%
1,550,000	LPL Holdings, Inc., 5.75%, due 9/15/2025	1,612,000	(f)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Building & Construction 1.4%
$400,000	Shea Homes L.P./Shea Homes Funding Corp., 4.75%, due 2/15/2028	$419,660	(f)
	Taylor Morrison Communities, Inc.
1,560,000	5.75%, due 1/15/2028	1,751,428	(f)
510,000	5.13%, due 8/1/2030	557,175	(f)
	TRI Pointe Group, Inc.
350,000	5.25%, due 6/1/2027	367,500
240,000	5.70%, due 6/15/2028	264,000
		3,359,763
Building Materials 5.6%
2,990,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	2,926,821	(f)
290,000	CD&R Waterworks L.P., 6.13%, due 8/15/2025	298,723	(f)
550,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, due 7/15/2025	583,000	(f)
500,000	GPC Merger Sub, Inc., 7.13%, due 8/15/2028	520,000	(f)(h)
	Jeld-Wen, Inc.
600,000	4.63%, due 12/15/2025	606,000	(f)
2,605,000	4.88%, due 12/15/2027	2,650,588	(f)
	Masonite Int'l Corp.
540,000	5.75%, due 9/15/2026	565,855	(f)
2,940,000	5.38%, due 2/1/2028	3,131,100	(f)
785,000	PLY Gem Midco LLC, 8.00%, due 4/15/2026	806,540	(f)
	Standard Industries, Inc.
375,000	5.00%, due 2/15/2027	400,463	(f)
630,000	4.38%, due 7/15/2030	680,400	(f)
		13,169,490
Cable & Satellite Television 7.6%
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,595,000	5.00%, due 2/1/2028	2,750,700	(f)
2,255,000	4.50%, due 8/15/2030	2,390,074	(f)
140,000	4.50%, due 5/1/2032	147,700	(f)
	CSC Holdings LLC
890,000	6.63%, due 10/15/2025	930,050	(f)
1,490,000	5.50%, due 5/15/2026	1,562,638	(f)
1,735,000	5.50%, due 4/15/2027	1,860,788	(f)
560,000	7.50%, due 4/1/2028	644,168	(f)
705,000	6.50%, due 2/1/2029	807,225	(f)
2,660,000	5.75%, due 1/15/2030	2,948,743	(f)
215,000	4.13%, due 12/1/2030	226,556	(f)
250,000	4.63%, due 12/1/2030	262,500	(f)
	DISH DBS Corp.
780,000	7.75%, due 7/1/2026	879,528
330,000	7.38%, due 7/1/2028	349,292	(f)
1,050,000	Dolya Holdco 18 DAC, 5.00%, due 7/15/2028	1,095,843	(f)
525,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	548,541	(f)
200,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	212,458	(f)
		17,616,804
Chemicals 2.9%
950,000	Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, due 2/1/2025	977,312	(f)
390,000	Minerals Technologies, Inc., 5.00%, due 7/1/2028	404,742	(f)
1,380,000	Nouryon Holding BV, 8.00%, due 10/1/2026	1,471,867	(f)
	NOVA Chemicals Corp.
965,000	4.88%, due 6/1/2024	962,587	(f)
961,000	5.25%, due 6/1/2027	909,346	(f)
565,000	Olin Corp., 5.63%, due 8/1/2029	542,457
430,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, due 9/1/2025	424,625	(f)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,010,000	Tronox, Inc., 6.50%, due 4/15/2026	$1,012,525	(f)(g)
		6,705,461
Consumer - Commercial Lease Financing 1.5%
715,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	569,140	(f)(i)
1,310,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	815,475	(f)(j)
	Springleaf Finance Corp.
1,075,000	6.13%, due 3/15/2024	1,169,847
320,000	8.88%, due 6/1/2025	360,800
580,000	7.13%, due 3/15/2026	679,952
		3,595,214
Diversified Capital Goods 0.2%
505,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	515,100	(f)
Electric - Generation 3.6%
	Calpine Corp.
3,915,000	5.75%, due 1/15/2025	4,028,535	(g)
275,000	4.50%, due 2/15/2028	283,937	(f)
1,205,000	5.13%, due 3/15/2028	1,251,694	(f)
1,170,000	4.63%, due 2/1/2029	1,181,677	(f)(h)
1,630,000	5.00%, due 2/1/2031	1,670,554	(f)(h)
		8,416,397
Electric - Integrated 2.0%
	Talen Energy Supply LLC
850,000	10.50%, due 1/15/2026	658,665	(f)
1,415,000	7.25%, due 5/15/2027	1,471,600	(f)
2,040,000	6.63%, due 1/15/2028	2,048,425	(f)
380,000	7.63%, due 6/1/2028	397,100	(f)
		4,575,790
Electronics 1.8%
3,015,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	3,316,500	(f)
756,000	Nokia Oyj, 6.63%, due 5/15/2039	963,900
		4,280,400
Energy - Exploration & Production 7.2%
535,000	Apache Corp., 4.38%, due 10/15/2028	534,331
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
165,000	10.00%, due 4/1/2022	136,381	(f)
2,445,000	7.00%, due 11/1/2026	1,564,800	(f)
940,000	Comstock Escrow Corp., 9.75%, due 8/15/2026	940,000
480,000	Comstock Resources, Inc., 9.75%, due 8/15/2026	479,846
2,155,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	2,111,900	(f)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
590,000	5.75%, due 10/1/2025	559,394	(f)
685,000	6.25%, due 11/1/2028	629,344	(f)
1,400,000	Matador Resources Co., 5.88%, due 9/15/2026	1,065,736
	Occidental Petroleum Corp.
1,055,000	2.70%, due 2/15/2023	1,011,808
1,120,000	2.90%, due 8/15/2024	1,053,864
225,000	7.50%, due 5/1/2031	237,937
1,345,000	7.88%, due 9/15/2031	1,430,744
635,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/2027	665,162	(f)
1,065,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,067,354

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Range Resources Corp.
$490,000	4.88%, due 5/15/2025	$410,375	(g)
1,015,000	9.25%, due 2/1/2026	979,475	(f)
	WPX Energy, Inc.
1,330,000	5.75%, due 6/1/2026	1,356,600
570,000	5.88%, due 6/15/2028	583,897	(g)
		16,818,948
Food - Wholesale 3.6%
	Kraft Heinz Foods Co.
1,315,000	5.20%, due 7/15/2045	1,499,611
1,750,000	4.88%, due 10/1/2049	1,932,779	(f)
	Performance Food Group, Inc.
240,000	6.88%, due 5/1/2025	258,600	(f)
1,780,000	5.50%, due 10/15/2027	1,837,850	(f)
	Post Holdings, Inc.
530,000	5.75%, due 3/1/2027	564,450	(f)
615,000	5.63%, due 1/15/2028	672,072	(f)
665,000	4.63%, due 4/15/2030	699,912	(f)
840,000	U.S. Foods, Inc., 6.25%, due 4/15/2025	900,900	(f)
		8,366,174
Gaming 1.3%
	Boyd Gaming Corp.
765,000	6.38%, due 4/1/2026	782,212
355,000	6.00%, due 8/15/2026	359,438
1,335,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	1,396,744	(f)
405,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	425,752	(f)
		2,964,146
Gas Distribution 12.0%
705,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	639,534
	Buckeye Partners L.P.
640,000	4.13%, due 3/1/2025	643,200	(f)
1,680,000	3.95%, due 12/1/2026	1,667,400
3,285,000	4.13%, due 12/1/2027	3,202,875
650,000	4.50%, due 3/1/2028	646,750	(f)
605,000	5.85%, due 11/15/2043	556,600
	Cheniere Energy Partners L.P.
290,000	5.25%, due 10/1/2025	297,250
525,000	5.63%, due 10/1/2026	554,531
2,105,000	4.50%, due 10/1/2029	2,226,669
1,215,000	DCP Midstream LLC, 5.85%, due 5/21/2043	923,400	(f)(i)
	DCP Midstream Operating L.P.
895,000	5.63%, due 7/15/2027	928,562
785,000	5.60%, due 4/1/2044	686,647
	EQM Midstream Partners L.P.
455,000	6.00%, due 7/1/2025	482,600	(f)
580,000	6.50%, due 7/1/2027	639,508	(f)
	EQT Midstream Partners L.P.
1,015,000	4.75%, due 7/15/2023	1,029,210
420,000	4.00%, due 8/1/2024	421,096
590,000	4.13%, due 12/1/2026	573,775
1,445,000	5.50%, due 7/15/2028	1,498,176	(k)
	Genesis Energy L.P./Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	152,831
685,000	6.25%, due 5/15/2026	643,900

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Global Partners L.P./GLP Finance Corp.
$155,000	7.00%, due 6/15/2023	$152,706
625,000	7.00%, due 8/1/2027	604,688
	NuStar Logistics L.P.
460,000	6.00%, due 6/1/2026	471,500
570,000	5.63%, due 4/28/2027	556,434
1,200,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	588,000
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
280,000	4.75%, due 10/1/2023	269,856	(f)
400,000	5.50%, due 9/15/2024	383,628	(f)
660,000	6.00%, due 3/1/2027	599,610	(f)
535,000	5.50%, due 1/15/2028	476,086	(f)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
685,000	5.13%, due 2/1/2025	695,275
176,000	5.38%, due 2/1/2027	181,838
2,420,000	5.50%, due 3/1/2030	2,541,000	(f)
	Western Midstream Operating L.P.
470,000	3.10%, due 2/1/2025	468,872
1,665,000	4.05%, due 2/1/2030	1,686,029
		28,090,036
Health Facilities 4.8%
955,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	1,006,331	(f)
2,040,000	Columbia/HCA Corp., 7.50%, due 11/15/2095	2,499,000
	HCA, Inc.
1,835,000	5.38%, due 9/1/2026	2,101,075
1,050,000	5.63%, due 9/1/2028	1,252,125
140,000	5.88%, due 2/1/2029	170,450
140,000	3.50%, due 9/1/2030	147,117
835,000	Select Medical Corp., 6.25%, due 8/15/2026	899,713	(f)
	Tenet Healthcare Corp.
480,000	8.13%, due 4/1/2022	517,200
1,610,000	6.75%, due 6/15/2023	1,698,550
420,000	4.63%, due 6/15/2028	441,714	(f)
450,000	THC Escrow Corp., 7.00%, due 8/1/2025	464,531	(g)
		11,197,806
Health Services 3.1%
1,035,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	414,000	(f)
	Jaguar Holding Co. II/PPD Development L.P.
530,000	4.63%, due 6/15/2025	553,850	(f)
1,110,000	5.00%, due 6/15/2028	1,182,150	(f)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
380,000	7.38%, due 6/1/2025	404,700	(f)
1,145,000	7.25%, due 2/1/2028	1,197,956	(f)
950,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	551,000	(f)
720,000	Vizient, Inc., 6.25%, due 5/15/2027	766,800	(f)
2,120,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	2,151,800	(f)
		7,222,256
Hotels 0.6%
	Hilton Domestic Operating Co., Inc.
430,000	4.25%, due 9/1/2024	434,300
105,000	5.13%, due 5/1/2026	108,675
105,000	5.75%, due 5/1/2028	112,088	(f)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
$60,000	4.63%, due 4/1/2025	$60,975
435,000	4.88%, due 4/1/2027	451,856
295,000	Wyndham Hotels & Resorts, Inc., 5.38%, due 4/15/2026	300,900	(f)
		1,468,794
Insurance Brokerage 5.1%
1,355,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	1,439,688	(f)
405,000	AmWINS Group, Inc., 7.75%, due 7/1/2026	446,006	(f)
1,780,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	1,806,700	(f)
3,115,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	3,286,325	(f)
4,675,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	4,897,062	(f)
		11,875,781
Investments & Misc. Financial Services 0.4%
920,000	MSCI, Inc., 5.38%, due 5/15/2027	1,003,950	(f)
Machinery 0.9%
245,000	Granite U.S. Holdings Corp., 11.00%, due 10/1/2027	235,200	(f)
835,000	Harsco Corp., 5.75%, due 7/31/2027	876,032	(f)
	Hillenbrand, Inc.
255,000	5.75%, due 6/15/2025	274,125
25,000	4.50%, due 9/15/2026	26,875
235,000	Vertical Holdco GmbH, 7.63%, due 7/15/2028	249,687	(f)
475,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	503,500	(f)
		2,165,419
Managed Care 2.9%
	Centene Corp.
1,110,000	4.25%, due 12/15/2027	1,179,375
2,005,000	4.63%, due 12/15/2029	2,236,096
2,740,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	2,811,925	(f)
560,000	Polaris Intermediate Corp., 8.50% Cash/9.25% PIK, due 12/1/2022	569,655	(f)(j)
		6,797,051
Media Content 5.0%
	Netflix, Inc.
670,000	3.63%, due 6/15/2025	710,200	(f)
820,000	5.88%, due 11/15/2028	1,012,700
1,650,000	6.38%, due 5/15/2029	2,095,500
1,270,000	5.38%, due 11/15/2029	1,538,287	(f)
	Sirius XM Radio, Inc.
1,350,000	5.38%, due 7/15/2026	1,422,481	(f)
1,195,000	5.00%, due 8/1/2027	1,273,655	(f)
2,445,000	5.50%, due 7/1/2029	2,723,119	(f)
905,000	4.13%, due 7/1/2030	955,047	(f)
		11,730,989
Medical Products 0.5%
695,000	Avantor Funding, Inc., 4.63%, due 7/15/2028	735,171	(f)
380,000	Hologic, Inc., 4.63%, due 2/1/2028	406,600	(f)
		1,141,771
Metals - Mining Excluding Steel 5.4%
505,000	Alcoa Nederland Holding B.V., 5.50%, due 12/15/2027	544,289	(f)
270,000	Arconic Rolled Products Corp., 6.13%, due 2/15/2028	287,887	(f)
616,000	Constellium NV, 6.63%, due 3/1/2025	636,020	(f)
590,000	Constellium SE, 5.63%, due 6/15/2028	618,910	(f)
540,000	First Quantum Minerals Ltd., 6.88%, due 3/1/2026	541,350	(f)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Freeport-McMoRan, Inc.
$1,745,000	5.00%, due 9/1/2027	$1,858,059
330,000	4.13%, due 3/1/2028	346,912
895,000	4.38%, due 8/1/2028	948,968
290,000	5.25%, due 9/1/2029	319,000
330,000	4.25%, due 3/1/2030	344,784
835,000	4.63%, due 8/1/2030	893,450
790,000	5.40%, due 11/14/2034	886,775
430,000	5.45%, due 3/15/2043	478,375
	Howmet Aerospace, Inc.
205,000	6.88%, due 5/1/2025	232,773
405,000	5.90%, due 2/1/2027	450,575
1,417,000	Hudbay Minerals, Inc., 7.63%, due 1/15/2025	1,434,712	(f)
	Novelis Corp.
505,000	5.88%, due 9/30/2026	538,790	(f)
1,185,000	4.75%, due 1/30/2030	1,236,275	(f)
		12,597,904
Oil Field Equipment & Services 1.6%
755,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	762,550	(f)
325,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	348,563	(f)
	Precision Drilling Corp.
995,000	7.75%, due 12/15/2023	746,250
1,060,000	5.25%, due 11/15/2024	744,650
	USA Compression Partners L.P./USA Compression Finance Corp.
625,000	6.88%, due 4/1/2026	640,625
380,000	6.88%, due 9/1/2027	388,470
		3,631,108
Packaging 1.6%
605,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	647,350	(f)
555,000	Berry Global, Inc., 4.50%, due 2/15/2026	569,080	(f)
	BWAY Holding Co.
75,000	5.50%, due 4/15/2024	76,468	(f)
1,520,000	7.25%, due 4/15/2025	1,459,200	(f)
1,010,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,071,873	(f)
		3,823,971
Personal & Household Products 0.9%
500,000	Edgewell Personal Care Co., 5.50%, due 6/1/2028	541,250	(f)
	Energizer Holdings, Inc.
55,000	7.75%, due 1/15/2027	61,050	(f)
755,000	4.75%, due 6/15/2028	809,813	(f)
620,000	Spectrum Brands, Inc., 5.50%, due 7/15/2030	643,250	(f)
		2,055,363
Pharmaceuticals 0.4%
365,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	406,063	(f)
	Valeant Pharmaceuticals Int’l, Inc.
32,000	5.50%, due 3/1/2023	32,000	(f)
370,000	6.13%, due 4/15/2025	382,025	(f)
		820,088
Rail 0.2%
525,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	560,438	(f)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Real Estate Development & Management 1.1%
	Realogy Group LLC/Realogy Co-Issuer Corp.
$860,000	4.88%, due 6/1/2023	$860,000	(f)(g)
655,000	7.63%, due 6/15/2025	687,403	(f)
985,000	9.38%, due 4/1/2027	1,007,162	(f)
		2,554,565
Real Estate Investment Trusts 0.7%
100,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	102,148	(f)
535,000	MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, due 8/1/2026	561,750
1,015,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	943,950
		1,607,848
Recreation & Travel 3.0%
	Carnival Corp.
880,000	11.50%, due 4/1/2023	957,590	(f)
705,000	10.50%, due 2/1/2026	729,823	(f)
1,435,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.50%, due 5/1/2025	1,465,494	(f)
1,190,000	Motion Bondco DAC, 6.63%, due 11/15/2027	1,016,308	(f)(g)
	Royal Caribbean Cruises Ltd.
310,000	10.88%, due 6/1/2023	326,745	(f)
635,000	11.50%, due 6/1/2025	699,666	(f)
1,110,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	1,191,374	(f)
525,000	Vail Resorts, Inc., 6.25%, due 5/15/2025	565,687	(f)
		6,952,687
Restaurants 2.1%
	1011778 BC ULC/New Red Finance, Inc.
170,000	5.75%, due 4/15/2025	181,881	(f)
2,660,000	5.00%, due 10/15/2025	2,730,783	(f)
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
1,640,000	5.00%, due 6/1/2024	1,679,852	(f)
110,000	5.25%, due 6/1/2026	115,467	(f)
240,000	Yum! Brands, Inc., 7.75%, due 4/1/2025	269,400	(f)
		4,977,383
Software - Services 4.7%
508,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	526,567	(f)
115,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	119,888	(f)
500,000	Match Group Holdings II LLC, 4.63%, due 6/1/2028	527,980	(f)
	Presidio Holdings, Inc.
385,000	4.88%, due 2/1/2027	392,700	(f)
1,215,000	8.25%, due 2/1/2028	1,263,600	(f)
3,615,000	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	3,775,687	(f)(g)
2,330,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	2,465,140	(f)
1,815,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	1,951,125	(f)
		11,022,687
Specialty Retail 1.4%
	Asbury Automotive Group, Inc.
359,000	4.50%, due 3/1/2028	368,108	(f)
323,000	4.75%, due 3/1/2030	331,075	(f)
220,000	Hanesbrands, Inc., 5.38%, due 5/15/2025	236,500	(f)
	Penske Automotive Group, Inc.
600,000	5.38%, due 12/1/2024	615,000
1,695,000	5.50%, due 5/15/2026	1,771,275
		3,321,958

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Steel Producers - Products 0.9%
$1,239,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	$1,250,622	(f)
380,000	Carpenter Technology Corp., 6.38%, due 7/15/2028	399,117
355,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	379,850	(f)
		2,029,589
Support - Services 16.6%
2,410,000	ADT Corp., 4.88%, due 7/15/2032	2,412,868	(f)
	APX Group, Inc.
320,000	7.63%, due 9/1/2023	306,400
845,000	6.75%, due 2/15/2027	842,465	(f)
	Aramark Services, Inc.
1,530,000	6.38%, due 5/1/2025	1,616,185	(f)(g)
1,280,000	5.00%, due 2/1/2028	1,288,000	(f)
1,740,000	ASGN, Inc., 4.63%, due 5/15/2028	1,779,150	(f)
2,160,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/2025	2,030,400	(f)
910,000	frontdoor, Inc., 6.75%, due 8/15/2026	981,663	(f)
2,380,000	Garda World Security Corp., 8.75%, due 5/15/2025	2,451,400	(f)
245,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	267,050	(f)
1,035,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	1,103,569	(f)
	Iron Mountain, Inc.
905,000	4.88%, due 9/15/2027	940,069	(f)
3,435,000	5.25%, due 3/15/2028	3,606,750	(f)
330,000	5.00%, due 7/15/2028	341,550	(f)
2,785,000	4.88%, due 9/15/2029	2,901,274	(f)
640,000	5.25%, due 7/15/2030	671,200	(f)
1,190,000	5.63%, due 7/15/2032	1,277,762	(f)
3,845,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	3,864,225	(f)
700,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	718,200	(f)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
3,450,000	5.75%, due 4/15/2026	3,829,500	(f)
1,305,000	6.25%, due 1/15/2028	1,360,462	(f)
2,205,000	Staples, Inc., 7.50%, due 4/15/2026	1,934,446	(f)
708,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 6/1/2025	731,010	(b)(f)
1,500,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	1,586,250	(f)
		38,841,848
Technology Hardware & Equipment 3.7%
	CommScope Finance LLC
460,000	6.00%, due 3/1/2026	490,760	(f)
670,000	8.25%, due 3/1/2027	722,528	(f)(g)
	CommScope Technologies LLC
2,053,000	6.00%, due 6/15/2025	2,097,550	(f)
1,265,000	5.00%, due 3/15/2027	1,221,787	(f)
1,120,000	CommScope, Inc., 7.13%, due 7/1/2028	1,185,688	(f)
	Dell Int'l LLC/EMC Corp.
665,000	6.10%, due 7/15/2027	786,094	(f)
1,770,000	6.20%, due 7/15/2030	2,155,528	(f)
		8,659,935
Telecom - Satellite 0.7%
1,695,000	Intelsat Jackson Holdings SA, 8.00%, due 2/15/2024	1,731,019	(f)(l)

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Telecom - Wireless 2.8%
	Sprint Capital Corp.
$580,000	6.88%, due 11/15/2028	$752,086
1,345,000	8.75%, due 3/15/2032	2,074,662
	Sprint Corp.
1,110,000	7.88%, due 9/15/2023	1,287,600
970,000	7.13%, due 6/15/2024	1,131,554
975,000	7.63%, due 3/1/2026	1,218,731
		6,464,633
Telecom - Wireline Integrated & Services 6.7%
	Altice France Holding SA
355,000	10.50%, due 5/15/2027	406,031	(f)
2,275,000	6.00%, due 2/15/2028	2,272,247	(f)
	Altice France SA
2,580,000	8.13%, due 2/1/2027	2,883,692	(f)
890,000	5.50%, due 1/15/2028	938,950	(f)
3,340,000	Frontier Communications Corp., 8.00%, due 4/1/2027	3,456,900	(f)
990,000	Level 3 Financing, Inc., 4.63%, due 9/15/2027	1,040,738	(f)
1,460,000	Numericable-SFR SA, 7.38%, due 5/1/2026	1,557,309	(f)
1,695,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	1,783,987	(f)
1,360,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 4/15/2023	1,360,000	(f)
		15,699,854
Theaters & Entertainment 1.7%
	Cinemark USA, Inc.
355,000	5.13%, due 12/15/2022	308,850
365,000	4.88%, due 6/1/2023	310,250
	Live Nation Entertainment, Inc.
370,000	4.88%, due 11/1/2024	349,650	(f)
860,000	6.50%, due 5/15/2027	924,500	(f)
1,810,000	4.75%, due 10/15/2027	1,674,250	(f)
355,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	359,881	(f)(h)
		3,927,381
	Total Corporate Bonds (Cost $325,295,796)	337,068,660
Convertible Bonds 1.0%
Cable & Satellite Television 1.0%
2,492,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $2,198,308)	2,294,210

NUMBER OF SHARES
Short-Term Investments 7.1%
Investment Companies 7.1%
3,750,812	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(m)	3,750,812	(k)
12,892,598	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(m)	12,892,598	(n)
	Total Short-Term Investments (Cost $16,643,410)	16,643,410
	Total Investments 157.9% (Cost $357,947,773)	368,809,891
	Liabilities Less Other Assets (42.9)%	(100,278,033	)(o)(p)
	Liquidation Value of Mandatory Redeemable Preferred Shares (15.0)%	(35,000,000)
	Net Assets Applicable to Common Stockholders 100.0%	$233,531,858

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of July 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Value determined using significant unobservable inputs.
(e)	The stated interest rates represent the range of rates at July 31, 2020 of the underlying contracts within the Loan Assignment.
(f)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $232,578,563, which represents 99.6% of net assets applicable to common stockholders of the Fund.
(g)	The security or a portion of this security is on loan at July 31, 2020. Total value of all such securities at July 31, 2020 amounted to $12,617,263 for the Fund.
(h)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $3,732,112, which represents 1.6% of net assets applicable to common stockholders of the Fund.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Payment-in-kind (PIK) security.
(k)	All or a portion of this security is segregated in connection with obligations for swap contracts, when-issued securities and/or delayed delivery securities with a total value of $5,248,988.
(l)	Defaulted security.
(m)	Represents 7-day effective yield as of July 31, 2020.
(n)	Represents investment of cash collateral received from securities lending.
(o)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.
(p)	As of July 31, 2020, the value of unfunded loan commitments was $160,125 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investment

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$322,365,771	138.1%
Canada	8,993,947	3.9%
France	5,379,951	2.3%
Luxembourg	5,026,719	2.2%
United Kingdom	2,754,619	1.2%
Ireland	1,664,983	0.7%
Netherlands	1,471,867	0.6%
Peru	1,434,712	0.6%
Finland	963,900	0.4%
Cayman Islands	815,475	0.3%
Germany	753,187	0.3%
Zambia	541,350	0.2%
Liquidation Value of Mandatory Redeemable Preferred Shares	(35,000,000)	(15.0)%
Short-Term Investments and Other Liabilities-Net	(83,634,623)	(35.8)%
	$233,531,858	100.0%

See Notes to Schedule of Investment

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At July 31, 2020, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD 25,000,000	Receive	3M LIBOR	1.14%	3M/6M	6/17/2021	$(199,005)	$(25,428)	$(224,433)
CME	USD 20,000,000	Receive	3M LIBOR	0.99%	3M/6M	6/29/2021	(139,195)	(12,956)	(152,151)
Total							$(338,200)	$(38,384)	$(376,584)

At July 31, 2020, the Fund had $656,743 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Electronics - Electrical	$—	$—	$460,350	$460,350
Food Service	—	—	525,000	525,000
Industrial Equipment	—	—	605,288	605,288
Other Loan Assignments(a)	—	11,212,973	—	11,212,973
Total Loan Assignments	—	11,212,973	1,590,638	12,803,611
Corporate Bonds(a)	—	337,068,660	—	337,068,660
Convertible Bonds(a)	—	2,294,210	—	2,294,210
Short-Term Investments	—	16,643,410	—	16,643,410
Total Investments	$—	$367,219,253	$1,590,638	$368,809,891

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2020
Investments in Securities:
Loan Assignments(c)	$1,338,823	$3,612	$(79,107)	$(68,714)	$989,164	$(593,140)	$—	$—	$1,590,638	$(52,835)
Total	$1,338,823	$3,612	$(79,107)	$(68,714)	$989,164	$(593,140)	$—	$—	$1,590,638	$(52,835)

(c)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Liabilities	$—	$(376,584)	$—	$(376,584)
Total	$—	$(376,584)	$—	$(376,584)

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2020

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of July 31, 2020, the value of unfunded loan commitments was $160,126, pursuant to the following loan agreement:

Borrower	Principal Amount	Value
Intelsat Jackson Holdings S.A., Term Loan, (3M USD LIBOR + 3.60%), due 7/13/2022(a)	$157,500	$160,126

(a)	This security has not settled as of July 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: ”Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont’d)

Legend

Benchmarks
LIBOR = London Interbank Offered Rate

Currency Abbreviations:
USD = United States Dollar

Clearinghouses:
CME = CME Group, Inc.

Index Periods/Payment Frequencies:
1M = 1 Month
3M = 3 Months
6M = 6 Months

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.